COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Gross rent expenses	$ 12,615,613	$ 9,684,871	$ 5,494,341
Sublease rental income	230,503	114,361	67,274
Future minimum lease payments:
2015	12,398,271
2016	8,770,230
2017	6,259,451
2018	3,622,792
2019	2,332,153
2020 and thereafter	4,802,841
Total	$ 38,185,738